Australia Research and Development Tax Incentive - Additional Information (Detail) - Spero Potentiator Australia Pty Limited [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Australia [Member]
Schedule Of Income Tax [Line Items]
Tax incentive receivable	$ 1,900,000		$ 1,900,000	$ 100,000
Research and Development Expenses [Member]
Schedule Of Income Tax [Line Items]
Percentage of refundable tax incentive	43.50%		43.50%
Reduction to research and development expenses	$ 100,000	$ 0	$ 1,800,000	$ 100,000